Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay				Performance
					Cumulative Total
					Shareholder Return
	PEO		Average of Non-PEO NEOs		(Value of Initial Fixed $100 Investment)
	SCT Total	Compensation	SCT Total	Compensation		Peer	Net	Basic Earnings
Year (a)	Compensation	Actually Paid (b)	Compensation	Actually Paid (b)	HTH	Group (c)	Income ($M)	Per Share (d)
2024	$4,386,912	$2,287,072	$2,524,190	$2,022,813	$126	$127	$113	$1.74
2023	$4,230,757	$5,062,081	$2,443,749	$2,460,899	$152	$113	$110	$1.69
2022	$4,889,906	$1,531,156	$2,445,127	$2,237,700	$127	$114	$113	$1.61
2021	$6,678,697	$11,966,446	$2,690,782	$3,667,347	$146	$123	$374	$4.64
2020	$6,094,984	$9,147,376	$3,229,921	$3,707,625	$112	$90	$448	$5.02

(a)	For each covered year, the PEO was Mr. Jeremy B. Ford. For 2020-2023, the other NEOs were Messrs. Furr, Winges, Thompson, and Schaffner. For 2024, the other NEOs were Messrs. Furr, Winges, Thompson, Prestidge and Schaffner.
(b)	Amounts reported in this column are based on total compensation reported for our PEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
(c)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the KBW NASDAQ Regional Bank Index. This reflects the corrected TSRs from 2020 to 2023 that has been updated due to a prior error. In prior year disclosures, the Pay Versus Performance table listed $88, $117, $106, and $102 for 2020, 2021, 2022 and 2023, respectively.
(d)	Represent Basic Earnings per Share as presented in our audited financial statements.

	2024		2023		2022		2021		2020
		Non-PEO		Non-PEO		Non-PEO		Non-PEO		Non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
Total from Summary Compensation Table	$4,386,912	$2,524,190	$4,230,757	$2,443,749	$4,889,906	$2,445,127	$6,678,697	$2,690,782	$6,094,984	$3,229,921
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	(2,588,803)	(650,762)	(2,645,459)	(771,852)	(3,451,471)	(1,064,840)	(4,322,657)	(791,874)	(3,780,651)	(474,109)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	2,133,572	530,845	2,167,801	651,786	2,655,725	777,458	6,062,446	1,106,608	6,058,037	781,492
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	(844,265)	(245,833)	1,643,710	345,122	(2,049,477)	(317,180)	2,884,432	579,188	1,027,441	213,554
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	—	—	—	—	—	—	—	—	—	—
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(800,344)	(135,628)	942,338	135,916	(513,527)	397,135	663,528	82,643	(252,435)	(43,233)
Subtract fair value of awards forfeited in current covered year determined at end of prior covered year	—	—	(1,277,066)	(343,821)	—	—	—	—	—	—
Total Impact: Adjustments for stock and option awards	$(2,099,840)	$(501,378)	$831,324	$17,150	$(3,358,750)	$(207,427)	$5,287,749	$976,565	$3,052,392	$477,704
Compensation Actually Paid (as calculated)	$2,287,072	$2,022,813	$5,062,081	$2,460,899	$1,531,156	$2,237,700	$11,966,446	$3,667,347	$9,147,376	$3,707,625

Company Selected Measure Name	Basic Earnings per Share
Named Executive Officers, Footnote
(a)	For each covered year, the PEO was Mr. Jeremy B. Ford. For 2020-2023, the other NEOs were Messrs. Furr, Winges, Thompson, and Schaffner. For 2024, the other NEOs were Messrs. Furr, Winges, Thompson, Prestidge and Schaffner.

Peer Group Issuers, Footnote
(c)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the KBW NASDAQ Regional Bank Index. This reflects the corrected TSRs from 2020 to 2023 that has been updated due to a prior error. In prior year disclosures, the Pay Versus Performance table listed $88, $117, $106, and $102 for 2020, 2021, 2022 and 2023, respectively.

Changed Peer Group, Footnote
(c)	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the KBW NASDAQ Regional Bank Index. This reflects the corrected TSRs from 2020 to 2023 that has been updated due to a prior error. In prior year disclosures, the Pay Versus Performance table listed $88, $117, $106, and $102 for 2020, 2021, 2022 and 2023, respectively.

PEO Total Compensation Amount	$ 4,386,912	$ 4,230,757	$ 4,889,906	$ 6,678,697	$ 6,094,984
PEO Actually Paid Compensation Amount	$ 2,287,072	5,062,081	1,531,156	11,966,446	9,147,376
Adjustment To PEO Compensation, Footnote
(b)	Amounts reported in this column are based on total compensation reported for our PEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2024		2023		2022		2021		2020
		Non-PEO		Non-PEO		Non-PEO		Non-PEO		Non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
Total from Summary Compensation Table	$4,386,912	$2,524,190	$4,230,757	$2,443,749	$4,889,906	$2,445,127	$6,678,697	$2,690,782	$6,094,984	$3,229,921
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	(2,588,803)	(650,762)	(2,645,459)	(771,852)	(3,451,471)	(1,064,840)	(4,322,657)	(791,874)	(3,780,651)	(474,109)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	2,133,572	530,845	2,167,801	651,786	2,655,725	777,458	6,062,446	1,106,608	6,058,037	781,492
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	(844,265)	(245,833)	1,643,710	345,122	(2,049,477)	(317,180)	2,884,432	579,188	1,027,441	213,554
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	—	—	—	—	—	—	—	—	—	—
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(800,344)	(135,628)	942,338	135,916	(513,527)	397,135	663,528	82,643	(252,435)	(43,233)
Subtract fair value of awards forfeited in current covered year determined at end of prior covered year	—	—	(1,277,066)	(343,821)	—	—	—	—	—	—
Total Impact: Adjustments for stock and option awards	$(2,099,840)	$(501,378)	$831,324	$17,150	$(3,358,750)	$(207,427)	$5,287,749	$976,565	$3,052,392	$477,704
Compensation Actually Paid (as calculated)	$2,287,072	$2,022,813	$5,062,081	$2,460,899	$1,531,156	$2,237,700	$11,966,446	$3,667,347	$9,147,376	$3,707,625

Non-PEO NEO Average Total Compensation Amount	$ 2,524,190	2,443,749	2,445,127	2,690,782	3,229,921
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,022,813	2,460,899	2,237,700	3,667,347	3,707,625
Adjustment to Non-PEO NEO Compensation Footnote
(b)	Amounts reported in this column are based on total compensation reported for our PEO and other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	2024		2023		2022		2021		2020
		Non-PEO		Non-PEO		Non-PEO		Non-PEO		Non-PEO
Adjustments	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs	PEO	NEOs
Total from Summary Compensation Table	$4,386,912	$2,524,190	$4,230,757	$2,443,749	$4,889,906	$2,445,127	$6,678,697	$2,690,782	$6,094,984	$3,229,921
Subtract grant date fair value of equity awards reported in Summary Compensation Table for the covered year	(2,588,803)	(650,762)	(2,645,459)	(771,852)	(3,451,471)	(1,064,840)	(4,322,657)	(791,874)	(3,780,651)	(474,109)
Add fair value at year-end of any equity awards granted in the covered year that are outstanding and unvested as of the end of the covered year	2,133,572	530,845	2,167,801	651,786	2,655,725	777,458	6,062,446	1,106,608	6,058,037	781,492
Add/subtract change in fair value of awards granted in any prior year that are outstanding and unvested at end of covered year	(844,265)	(245,833)	1,643,710	345,122	(2,049,477)	(317,180)	2,884,432	579,188	1,027,441	213,554
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	—	—	—	—	—	—	—	—	—	—
Add/subtract change in fair value as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	(800,344)	(135,628)	942,338	135,916	(513,527)	397,135	663,528	82,643	(252,435)	(43,233)
Subtract fair value of awards forfeited in current covered year determined at end of prior covered year	—	—	(1,277,066)	(343,821)	—	—	—	—	—	—
Total Impact: Adjustments for stock and option awards	$(2,099,840)	$(501,378)	$831,324	$17,150	$(3,358,750)	$(207,427)	$5,287,749	$976,565	$3,052,392	$477,704
Compensation Actually Paid (as calculated)	$2,287,072	$2,022,813	$5,062,081	$2,460,899	$1,531,156	$2,237,700	$11,966,446	$3,667,347	$9,147,376	$3,707,625

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures

The following were the most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance:

●	Total Shareholder Return (“TSR”)
●	Basic Earnings Per Share (“EPS”)
●	Net Income

Total Shareholder Return Amount	$ 126	152	127	146	112
Peer Group Total Shareholder Return Amount	127	113	114	123	90
Net Income (Loss)	$ 113,000,000	$ 110,000,000	$ 113,000,000	$ 374,000,000	$ 448,000,000
Company Selected Measure Amount | $ / shares	1.74	1.69	1.61	4.64	5.02
PEO Name	Mr. Jeremy B. Ford
Adjusted Peer Group Total Shareholder Return Amount		$ 102	$ 106	$ 117	$ 88
Measure:: 1
Pay vs Performance Disclosure
Name	Total Shareholder Return (“TSR”)
Measure:: 2
Pay vs Performance Disclosure
Name	Basic Earnings Per Share (“EPS”)
Non-GAAP Measure Description
(d)	Represent Basic Earnings per Share as presented in our audited financial statements.

Measure:: 3
Pay vs Performance Disclosure
Name	Net Income
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,099,840)	831,324	(3,358,750)	5,287,749	3,052,392
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,588,803)	(2,645,459)	(3,451,471)	(4,322,657)	(3,780,651)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,133,572	2,167,801	2,655,725	6,062,446	6,058,037
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(844,265)	1,643,710	(2,049,477)	2,884,432	1,027,441
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(800,344)	942,338	(513,527)	663,528	(252,435)
PEO | Fair value of awards forfeited in current year determined at end of prior covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,277,066)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(501,378)	17,150	(207,427)	976,565	477,704
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(650,762)	(771,852)	(1,064,840)	(791,874)	(474,109)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	530,845	651,786	777,458	1,106,608	781,492
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(245,833)	345,122	(317,180)	579,188	213,554
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (135,628)	135,916	$ 397,135	$ 82,643	$ (43,233)
Non-PEO NEO | Fair value of awards forfeited in current year determined at end of prior covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (343,821)